Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Fair Values and Valuation Assumptions

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	2022	2021
Expected term (in years)	6.0	6.0
Expected volatility	71.8%	73.3%
Risk-free interest rate	2.7%	1.0%
Expected dividend yield	—%	—%

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity since December 31, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at December 31, 2021	18,871,592	$10.15	9.3	$24,897
Granted	12,625,109	4.30
Exercised	(298,353)	0.81
Forfeited	(7,958,957)	10.41
Outstanding at December 31, 2022	23,239,391	$7.01	7.9	$1,594
Vested and expected to vest at December 31, 2022	23,239,391	$7.01	7.9	$1,594
Options exercisable at December 31, 2022	6,845,330	$8.25	6.3	$1,001

Schedule of Unvested Common Stock Options

Number of Shares
Unvested restricted stock at December 31, 2021	3,082,175
Issued	—
Vested	(571,105)
Repurchased	(2,150,737)
Unvested restricted stock at December 31, 2022	360,333

Summary of Share Based Compensation Expense Recognized

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	2022	2021
Research and development	$12,800	$6,591
Selling, general and administrative	8,848	11,173
	$21,648	$17,764

PHP Warrants Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Fair Values and Valuation Assumptions

Assumptions used to determine the fair value of PHP Warrant using the simulation model based on Geometric Brownian Motion in a risk-neutral framework are as follows:

Year Ended December 31,
2022
Weighted-average grant date fair value per warrant	$2.55
Expected term (in years)	10.0
Expected volatility	70.0%
Risk-free interest rate	3.8%
Expected dividend yield	—%
Common shares outstanding	108,982,401

Summary of the activity relating to the PHP Warrants outstanding

The following table sets forth the activity relating to the PHP Warrant outstanding for the year ended December 31, 2022 (aggregate value in thousands):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—	—	$—
Granted	6,824,712	3.48
Outstanding at December 31, 2022	6,824,712	$3.48	9.88	$—
Warrants exercisable at December 31, 2022	—	$—	—	$—